Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN MULTISTATE TRUST III
Prospectus Date	rr_ProspectusDate	Sep. 30, 2013
Supplement [Text Block]	nmst3_SupplementTextBlock

NUVEEN GEORGIA MUNICIPAL BOND FUND

NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND

SUPPLEMENT DATED OCTOBER 21, 2013

TO THE PROSPECTUS DATED SEPTEMBER 30, 2013

The following changes apply to Nuveen Georgia Municipal Bond Fund and Nuveen North Carolina Municipal Bond Fund (each referred to as the "Fund"):

Class B shares of the Fund will be converted to Class A shares of the Fund at the close of business on October 28, 2013. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.

Nuveen Georgia Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmst3_SupplementTextBlock

NUVEEN GEORGIA MUNICIPAL BOND FUND

NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND

SUPPLEMENT DATED OCTOBER 21, 2013

TO THE PROSPECTUS DATED SEPTEMBER 30, 2013

The following changes apply to Nuveen Georgia Municipal Bond Fund and Nuveen North Carolina Municipal Bond Fund (each referred to as the "Fund"):

Class B shares of the Fund will be converted to Class A shares of the Fund at the close of business on October 28, 2013. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.

Nuveen North Carolina Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmst3_SupplementTextBlock

NUVEEN GEORGIA MUNICIPAL BOND FUND

NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND

SUPPLEMENT DATED OCTOBER 21, 2013

TO THE PROSPECTUS DATED SEPTEMBER 30, 2013

The following changes apply to Nuveen Georgia Municipal Bond Fund and Nuveen North Carolina Municipal Bond Fund (each referred to as the "Fund"):

Class B shares of the Fund will be converted to Class A shares of the Fund at the close of business on October 28, 2013. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.